Accumulated other comprehensive (loss)/income	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive income/(loss) [Abstract]
Accumulated other comprehensive income/(loss)
23.	Accumulated other comprehensive (loss)/income

During the years ended December 31, 2016, 2017 and 2018, the other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amounting to US$
638,863
(loss), US$2,153,979 (income) and US$
411,701
(loss), respectively
.

The movement of accumulated other comprehensive income attributable to Xinyuan Real Estate Co., Ltd. is as follows:

Foreign currency translation adjustments
US$

Balance as of December 31, 2015	30,951,837
Other comprehensive loss	(65,634,725)
Balance as of December 31, 2016	(34,682,888)
Other comprehensive income	63,908,624
Balance as of December 31, 2017	29,225,736
Other comprehensive loss	(59,347,915)
Balance as of December 31, 2018	(30,122,179)

There have been no reclassifications out of accumulated other comprehensive income/loss to net loss for the periods presented.